CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Aug. 04, 2021
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value		$ 0.0001
Common Class A [Member]
Temporary Equity, Shares Issued	22,807,868	22,807,868
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	0	0
Common stock shares outstanding	0	0
Temporary Equity, Shares Outstanding	22,807,868	22,807,868
Common Class B [Member]
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	5,701,967	5,701,967
Common stock shares outstanding	5,701,967	5,701,967	5,701,967